Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net Loss	$ (3,432,452)	$ (192,862)
Other comprehensive expense
Foreign currency adjustments	96,515	(2,159)
Total comprehensive loss	$ (3,335,937)	$ (195,021)